Income taxes	6 Months Ended
Jun. 30, 2026
Income taxes [Abstract]
Income taxes	Income taxes

	Six Months Ended
	June 30,
(in millions of $)	2026	2025
Current income tax expense	(230)	(70)
Deferred income tax benefit/(expense)	110	(4)
Income tax expense	(119)	(74)
The key elements impacting the effective tax rate for the six months ended June 30, 2026 were primarily the mix of income generated among the jurisdictions in which the Company operates and various tax incentives in certain jurisdictions.